CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 293,157	$ 221,738	$ 154,144
Cost of revenues (including share-based compensation expenses of $3, $6 and $5 for 2010, 2011 and 2012, respectively)	(219,655)	(156,222)	(103,504)
Gross profit	73,502	65,516	50,640
Operating expenses:
General and administrative (including share-based compensation expenses of $1,895, $4,092 and $3,156 for 2010, 2011 and 2012, respectively)	(46,427)	(36,425)	(23,790)
Selling and marketing (including share-based compensation expenses of $6, $11 and $5 for 2010, 2011 and 2012, respectively)	(31,336)	(25,940)	(16,179)
Total operating expenses	(77,763)	(62,365)	(39,969)
Government subsidies	164	357	26
Other income			76
Income (loss) from operations	(4,097)	3,508	10,773
Interest income	6,722	3,766	510
Income before income tax expenses	2,625	7,274	11,283
Income tax expenses	(876)	(2,484)	(990)
Net income	1,749	4,790	10,293
Net loss attributable to the noncontrolling interests	216
Net income attributable to Xueda Education Group	1,965	4,790	10,293
Net income attributable to Xueda Education Group ordinary shareholders	1,965	4,790	9,773
Net income per ordinary share:
Net income attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Net income attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	131,316,004	137,745,176	80,407,581
Diluted (in shares)	131,776,207	142,268,913	82,776,366
Series A1 convertible redeemable preferred shares
Operating expenses:
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium			(382)
Series A2 convertible redeemable preferred shares
Operating expenses:
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium			$ (138)